Off-balance sheet commitments given (Details) € in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 16, 2016 EUR (€)	Dec. 16, 2013 EUR (€)	Nov. 11, 2006 USD ($) academic_institution	Apr. 30, 2024	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 02, 2017 EUR (€)	Apr. 15, 2009	Dec. 04, 2008 license
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Repayments of conditional advances						€ 2,708	€ 110	€ 90
Capital commitments					€ 194,731	234,908	€ 201,777	€ 194,731
Lease facilities, Montpellier
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Lease, duration period				6 years	1 year
CARENA conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity including interest		€ 3,840
Annual percentage of proceeds from sale of intellectual property right		50.00%
Annual revenue from sale of products developed, period		5 years
Percentage of annual revenue from sale of products developed		1.20%
Repayments of conditional advances						€ 234
Maximum drawdown capacity		€ 3,840
RNP-VIR conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity including interest	€ 6,576
Annual percentage of proceeds from sale of intellectual property right	50.00%
Annual revenue from sale of products developed, period	5 years
Percentage of annual revenue from sale of products developed	3.00%
Maximum drawdown capacity	€ 6,300
Ebola conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity									€ 390
Ebola conditional advance, BPI Languedoc-Roussillon
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity									130
Ebola conditional advance, BPI France
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity									€ 260
Minimum | CARENA conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Pre-tax revenue threshold		50,000
Minimum | RNP-VIR conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Pre-tax revenue threshold	25,000
Maximum | CARENA conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Annual revenue from sale of products developed		€ 6,800
Repayment period		15 years
Maximum | RNP-VIR conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Annual revenue from sale of products developed	€ 5,500
Repayment period	15 years
The Scripps Research Institute, University of Chicago and Brigham Young University
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Proportion of ownership interests held by non-controlling interests						0.41%
Exclusive licensing agreement with CNRS, University of Montpellier and Institut Curie
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Number of exclusive licenses | license											4
Research and collaboration agreement with CNRS, University of Montpellier and Institut Curie
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Agreement, period										1 year
Exclusive licensing contract with the Scripps Research Institute, University of Chicago and Brigham Young University
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Potential development milestone payment, IND filing | $			$ 50
Potential development milestone payment, phase 3 | $			300
Potential development milestone payment, IND approval | $			$ 500
Number of academic institutions | academic_institution			3